Financial instruments and related disclosures - Schedule of Offsetting of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivable [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	£ 6,851	£ 5,997
Gross financial (Liabilities)/assets set off	(19)	(19)
Net financial assets/(liabilities)per balance sheet	6,832	5,978
Related amounts not set off in the balance sheet	(3)	(28)
Net amount	6,829	5,950
Derivative financial assets [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	206	157
Gross financial (Liabilities)/assets set off	0	0
Net financial assets/(liabilities)per balance sheet	206	157
Related amounts not set off in the balance sheet	(192)	(142)
Net amount	14	15
Trades and other payables [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	(15,450)	(13,767)
Gross financial (Liabilities)/assets set off	19	19
Net financial assets/(liabilities)per balance sheet	(15,431)	(13,748)
Related amounts not set off in the balance sheet	3	28
Net amount	(15,428)	(13,720)
Derivative financial liabilities [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	(228)	(231)
Gross financial (Liabilities)/assets set off	0	0
Net financial assets/(liabilities)per balance sheet	(228)	(231)
Related amounts not set off in the balance sheet	192	142
Net amount	£ (36)	£ (89)